Goodwill and impairment	12 Months Ended
Jun. 30, 2024
Goodwill and impairment [Abstract]
Goodwill and impairment
Note 17. Goodwill and impairment

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000
Non-current assets
Goodwill - at cost	598	617
Less: Impairment	(598)	(617)

Total goodwill	-	-
The Group tests whether goodwill is impaired on an annual basis or when indicators of impairment exist. To determine if goodwill is impaired, the carrying value of the identified CGU to which the goodwill is allocated is compared to its recoverable amount. For the years ended 30 June 2024 and 30 June 2023 the Group operated as a single CGU.
The recoverable amount of the CGU is based on VIU calculations, determined by discounting the future cash flows to be generated from continuing the use of the CGU.
As at 30 June 2024, no impairment indicators existed for the CGU.
Reconciliation
Impairment recorded during the year ended 30 June 2023 comprised of the following:

	Year ended 30 June 2024	Year ended 30 June 2023
	US$’000	US$’000

Goodwill	-	603
Mining hardware	-	25,700
Mining hardware – Non-Recourse SPVs	-	64,824
Mining hardware prepayments	-	11,301
Mining hardware prepayments – Non-Recourse SPVs	-	1,660
Development assets	-	1,084

Impairment of assets	-	105,172
The impairment expense described above has been recognized in the consolidated statements of profit or loss as impairment of assets.
As at June 30, 2024, the Group has not identified any indicator of impairment for the property, plant and equipment.